Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000024981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[1]
C000024981 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[1]
C000024981 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[1]
C000024981 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[1]
C000024981 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000024981 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[1]
C000024981 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[1]
C000024981 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[1]
C000024981 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[1]
C000024981 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
C000024981 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[1]
C000024981 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[1]
C000060632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[2]
C000060632 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[2]
C000060632 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[2]
C000060632 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[2]
C000060632 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[2]
C000060632 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[2]
C000060632 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[2]
C000060632 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[2]
C000060632 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[2]
C000060632 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[2]
C000060632 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[2]
C000060632 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[2]
C000127110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[3]
C000127110 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[3]
C000127110 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[3]
C000127110 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[3]
C000127110 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000127110 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[3]
C000127110 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[3]
C000127110 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[3]
C000127110 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[3]
C000127110 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[3]
C000127110 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[3]
C000127110 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[3]
C000127111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[4]
C000127111 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[4]
C000127111 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%	[4]
C000127111 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%	[4]
C000127111 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[4]
C000127111 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%	[4]
C000127111 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%	[4]
C000127111 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%	[4]
C000127111 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%	[4]
C000127111 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[4]
C000127111 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[4]
C000127111 [Member] | Short Term Investments and Other Net Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[4]

[1]	Based on net assets
[2]	Based on net assets
[3]	Based on net assets
[4]	Based on net assets